Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Summary of breakdown of intangible assets

		Customer	Indefinite-lived	Other	Product	Computer
	Goodwill	lists	brands	intangibles	development	software	Total
	£m	£m	£m	£m	£m	£m	£m
Cost
At 1 January 2021	1,653	824	—	66	40	145	2,728
Exchange differences	4	(13)	—	—	—	(2)	(11)
Additions	—	—	—	4	6	21	31
Disposals/retirements	—	(4)	—	(3)	—	(1)	(8)
Acquisition of companies and businesses[1]	228	69	—	—	—	—	297
Hyperinflationary adjustment	3	—	—	—	—	—	3
At 31 December 2021	1,888	876	—	67	46	163	3,040
At 1 January 2022	1,888	876	—	67	46	163	3,040
Exchange differences	(72)	(5)	(107)	2	(1)	6	(177)
Additions	—	—	—	—	10	27	37
Disposals/retirements	—	(180)	—	(12)	—	(1)	(193)
Acquisition of companies and businesses[1]	3,352	779	1,292	23	—	11	5,457
Hyperinflationary adjustment	14	3	—	1	—	—	18
Disposal of companies and businesses	(1)	—	—	—	—	—	(1)
At 31 December 2022	5,181	1,473	1,185	81	55	206	8,181
Accumulated amortisation and impairment
At 1 January 2021	(45)	(585)	—	(47)	(27)	(102)	(806)
Exchange differences	1	10	—	—	—	1	12
Disposals/retirements	—	4	—	4	—	1	9
Impairment charge	—	—	—	—	—	(2)	(2)
Amortisation charge	—	(64)	—	(5)	(5)	(15)	(89)
At 31 December 2021	(44)	(635)	—	(48)	(32)	(117)	(876)
At 1 January 2022	(44)	(635)	—	(48)	(32)	(117)	(876)
Exchange differences	1	(31)	—	(2)	—	(5)	(37)
Disposals/retirements	—	179	—	12	—	1	192
Hyperinflationary adjustment	—	(1)	—	—	—	—	(1)
Impairment charge	(22)	—	—	—	—	—	(22)
Amortisation charge	—	(85)	—	(6)	(5)	(22)	(118)
At 31 December 2022	(65)	(573)	—	(44)	(37)	(143)	(862)
Net book value
At 1 January 2021	1,608	239	—	19	13	43	1,922
At 31 December 2021	1,844	241	—	19	14	46	2,164
At 31 December 2022	5,116	900	1,185	37	18	63	7,319
1.	Includes current-year acquisitions of £5,449m (2021: £301m) as well as adjustments to prior-year acquisitions within the measurement period.

Summary of estimated useful economic lives of intangible assets

Customer lists:	3 to 15 years
Other intangibles:	2 to 15 years
Product development:	2 to 5 years
Computer software:	3 to 5 years

Summary of breakdown of goodwill by region

	2022	2021
	£m	£m
North America[1]	4,527	1,414
Europe (incl. LATAM)	241	109
UK & Sub-Saharan Africa	66	66
Asia & MENAT	196	178
Pacific	86	77
Total	5,116	1,844
1.	Includes £2,878m (2021: £nil) relating to the US Terminix CGU and £1,555m (2021: £1,100m) relating to the US Pest Control CGU.

Summary of key assumptions used by individual CGUs for value-in-use calculation

	2022 long-term	2022 pre-tax	2021 long-term	2021 pre-tax
	growth rate[1]	discount rate	growth rate[1]	discount rate
North America[2]	2.0%	8.4 – 10.3%	2.0 – 2.2%	6.6 – 8.7%
Europe (incl. LATAM)	1.3 – 3.0%	6.7 – 15.4%	1.3 – 3.3%	7.1 – 15.4%
UK & Sub-Saharan Africa	2.0 – 4.5%	8.0 – 12.3%	2.0 – 4.5%	6.5 – 11.6%
Asia & MENAT	1.5 – 4.0%	9.7 – 13.9%	1.5 – 4.0%	8.2 – 12.6%
Pacific	2.0 – 2.5%	10.2 – 11.0%	2.2 – 2.4%	9.3 – 10.7%
1.	Source: imf.org.
2.

Key assumptions used by the US Pest Control CGU were a long-term growth rate of 2.0% (2021: 2.2%) and a pre-tax discount rate of 10.3% (2021: 7.7%). For US Pest Control CGU the recoverable amount exceeds the carrying amount by £1,692m (2021: £2,121m).